DEBT 1 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Total debt	$ 9,556	$ 12,743
Less: current portion	(3,187)	(3,187)
long-term debt	$ 6,369	$ 9,556